Shareholder Report, Line Graph (Details) 195194_REX IncomeMax Option Strategy ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 30, 2025	Dec. 31, 2025
REX IncomeMax Option Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name		REX IncomeMaxTM Option Strategy ETF (At NAV)
Accumulated Value	$ 10,000	$ 6,410
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,058